Document and Entity Information	Sep. 29, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	Kellanova
Entity Incorporation State Country Code	DE
Entity File Number	1-4171
Entity Tax Identification Number	38-0710690
Entity Address Address Line 1	412 N. Wells Street
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60654
City Area Code	269
Local Phone Number	961-2000
Entity Information Former Legal Or Registered Name	Kellogg Company
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000055067
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	One Kellogg Square
Entity Address City Or Town	Battle Creek
Entity Address State Or Province	MI
Entity Address Postal Zip Code	49016-3599
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, $.25 par value per share
Trading Symbol	K
Security Exchange Name	NYSE
1.000% Senior Notes Due 2024 [Member]
Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2024
Trading Symbol	K 24
Security Exchange Name	NYSE
1.250% Senior Notes Due 2025 [Member]
Entity Information [Line Items]
Security 12b Title	1.250% Senior Notes due 2025
Trading Symbol	K 25
Security Exchange Name	NYSE
0.500% Senior Notes Due 2029 [Member]
Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2029
Trading Symbol	K 29
Security Exchange Name	NYSE